CONVERTIBLE DEBT: Schedule of Convertible Debt 2 (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative liabilities	$ 338,787	$ 92,527	$ 7,202
Unsecured Convertible Debt 1
Convertible Debt, Number of Options Valued	288,159	421,432
Derivative liabilities	10,060	8,026
Unsecured Convertible Debt 2
Convertible Debt, Number of Options Valued	3,181,811	5,010,000
Derivative liabilities	149,817	68,443
Unsecured Convertible Debt 3
Convertible Debt, Number of Options Valued	4,182,667	507,917
Derivative liabilities	$ 178,910	$ 16,058